Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO to Brown ($)	CAP to PEO to Brown (b)($)	Summary Compensation Table Total for PEO to Melone ($)	CAP to PEO to Melone (b)($)	Summary Compensation Table Total for PEO to Moskowitz ($)	CAP to PEO to Moskowitz (b)($)	Summary Compensation Table Total for PEO to Schlanger ($)	CAP to PEO to Schlanger (b)($)	Summary Compensation Table Total for PEO to Hillabrant ($)	CAP to PEO to Hillabrant (b)($)
2025	N/A	N/A	N/A	N/A	18,218,454	8,879,235	12,035,100	10,430,174	14,154,801	13,866,051
2024	530,524	(4,626,095)	5,661,834	5,285,414	16,441,775	14,593,917	N/A	N/A	N/A	N/A
2023	14,676,171	6,046,842	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	12,450,777	(23,064,859)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	14,553,510	40,841,701	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Year (a)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs (b)($)	Value of Initial Fixed $100 Investment Based On(c):		Net Income (in millions) ($)	AFFO Per Share (e)($)
			TSR ($)	Peer Group TSR (d)($)
2025	6,838,616	6,531,702	70.38	126.71	444	4.36
2024	6,018,026	3,892,408	68.35	123.90	(3,903)	6.98
2023	4,953,286	1,950,170	81.75	118.09	1,502	7.55
2022	4,159,022	(3,640,624)	91.08	106.05	1,675	7.38
2021	4,453,786	11,341,359	135.08	141.30	1,096	6.95

Company Selected Measure Name	AFFO per share"
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Steven J. Moskowitz, Daniel K. Schlanger and Christian H. Hillabrant	Sunit S. Patel, Christopher D. Levendos, Edward B. Adams, Jr. and Catherine Piche
2024	Jay A. Brown, Anthony J. Melone and Steven J. Moskowitz	Daniel K. Schlanger, Christopher D. Levendos, Edward B. Adams, Jr., Edmond Chan and Michael J. Kavanagh
2023	Jay A. Brown	Daniel K. Schlanger, Christopher D. Levendos, Michael J. Kavanagh, Edward B. Adams, Jr. and Catherine Piche
2022	Jay A. Brown	Daniel K. Schlanger, Michael J. Kavanagh, Christopher D. Levendos and Catherine Piche
2021	Jay A. Brown	Daniel K. Schlanger, Michael J. Kavanagh, Kenneth J. Simon, Christopher D. Levendos and Robert C. Ackerman

Peer Group Issuers, Footnote	The peer group used for purposes of this disclosure in each covered year is the FTSE NAREIT All Equity REITs Index.
PEO Total Compensation Amount			$ 14,676,171	$ 12,450,777	$ 14,553,510
PEO Actually Paid Compensation Amount			6,046,843	(23,064,859)	40,841,701
Adjustment To PEO Compensation, Footnote	See CAP Reconciliation Tables below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Tables
The amounts deducted and added in calculating the CAP for the PEO or PEOs, as applicable, for 2021 through 2025 are as follows:

	2025			2024			2023	2022	2021
	Moskowitz	Schlanger	Hillabrant	Brown	Melone	Moskowitz	Brown	Brown	Brown
Summary Compensation Table Total	18,218,454	12,035,100	14,154,801	530,524	5,661,834	16,441,775	14,676,171	12,450,777	14,553,510
Adjustments
Deduct: Reported value of equity awards(a)	(12,504,484)	(9,885,430)	(12,147,036)	—	(4,329,906)	(14,566,409)	(12,020,551)	(8,739,976)	(10,504,164)
Add: Year end fair value of outstanding equity awards granted in covered year	3,213,450	8,176,911	11,527,476	—	—	11,968,032	8,126,778	5,571,608	15,297,424
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(746,385)	(322,700)	—	(5,012,606)	—	—	(5,212,168)	(26,050,018)	18,685,093
Add: Fair value at vesting date of equity awards granted and vested in covered year	—	—	—	—	3,892,345	—	—	—	—
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	28,614	(16,139)	—	(185,304)	—	—	191,010	(5,966,179)	759,162
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	—	—	—	—	—	—	—	—
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	669,586	442,432	330,810	41,291	61,141	750,519	285,603	(331,071)	2,050,676
Total Adjustments	(9,339,219)	(1,604,926)	(288,750)	(5,156,619)	(376,420)	(1,847,858)	(8,629,328)	(35,515,636)	26,288,191
Compensation Actually Paid	8,879,235	10,430,174	13,866,051	(4,626,095)	5,285,414	14,593,917	6,046,843	(23,064,859)	40,841,701

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
	(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs and payment of such amounts is in all cases contingent on the vesting of the underlying RSUs.
Non-PEO NEO Average Total Compensation Amount	$ 6,838,616	$ 6,018,026	4,953,286	4,159,022	4,453,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,531,702	3,892,408	1,950,170	(3,640,624)	11,341,359
Adjustment to Non-PEO NEO Compensation Footnote	See CAP Reconciliation Tables below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
The amounts deducted and added in calculating the average CAP for all other NEOs as a group for 2021 through 2025 are as follows:

	2025	2024	2023	2022	2021
Summary Compensation Table Total	6,838,616	6,018,026	4,953,286	4,159,022	4,453,786
Adjustments
Deduct: Reported value of equity awards(a)	(5,463,793)	(4,762,218)	(4,008,976)	(2,716,863)	(2,919,983)
Add: Year end fair value of outstanding equity awards granted in covered year	5,011,199	3,124,046	2,162,156	1,731,958	4,252,427
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(145,807)	(1,176,483)	(1,038,953)	(5,537,606)	4,791,205
Add: Fair value at vesting date of equity awards granted and vested in covered year	—	488,222	—	—	—
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	(9,109)	(41,733)	15,856	(1,249,038)	227,065
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	—	(218,074)	—	—
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	300,596	242,548	84,875	(28,098)	536,859
Total Adjustments	(306,914)	(2,125,618)	(3,003,116)	(7,799,647)	6,887,573
Compensation Actually Paid	6,531,702	3,892,408	1,950,170	(3,640,624)	11,341,359

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
	(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs, and payment of such amounts is in all cases contingent on the vesting of the underlying RSUs.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company TSR. As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," the LTI component of compensation represents the largest portion of the total compensation program for our executives. The majority of LTIs for 2021 through 2023 comprise of performance-based RSUs that are tied to the Company's TSR (either absolute or relative to a comparator group) and a meaningful portion of the LTIs for 2024 are tied to the Company's TSR (relative to a comparator group). For 2025, the Company replaced relative TSR with AFFO/Share as a performance measure in its LTI program to enhance the focus on multi-year profitability, with relative TSR transitioning to a modifier that can adjust the payouts with respect to the 2025 Performance RSUs. The Company's key performance measures incentivize our executives to focus on operational objectives that are expected to drive stockholder value, which impacts the value of equity awards granted to and held by our executives.
The graph below shows the relationship between (1) Mr. Brown's CAP and the average CAP for the Company's other NEOs as a group for 2021 through 2023, (2) the CAP of each of Messrs. Brown, Melone and Moskowitz for 2024 and the average CAP for the Company's other NEOs for 2024 as a group and (3) the CAP of each of Messrs. Moskowitz, Schlanger and Hillabrant for 2025 and the average CAP for the Company's other
NEOs for 2025 as a group as compared to the returns experienced by our stockholders over the period presented.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income. As shown in the graph below, there is no observed correlation between the fluctuations in the Company's net income and the executives' CAP over the period presented. This is due in large part to the fact that the Company does not use net income as a performance metric for any component of the executives' compensation.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. AFFO per Share. For 2021 through 2024, AFFO/Share was one of two financial performance measures the Company uses to determine STIs. However, due to the Company's relative emphasis on LTIs as compared to STIs, the impact of AFFO/Share improvement on executive compensation can be diminished or completely outweighed in some years. As shown below, despite AFFO/Share increases in each of 2023, 2022 and 2021, significant decreases in the value of outstanding RSUs in 2023 and 2022 caused CAP for 2023 and 2022 to be significantly lower than 2021 CAP. As shown below for 2024, although AFFO/Share decreased for 2024, the one-time RSU grants awarded to certain of the Company's PEOs and its non-PEO NEOs discussed above contributed to CAP for 2024, on average, being higher than CAP for 2023. For 2025, the Company (1) replaced AFFO/Share as a financial performance measure to determine STIs and (2) introduced three-year cumulative AFFO/Share as a performance measure in its LTI program, replacing relative TSR. While the impact of AFFO/Share was more meaningful for 2025, the decrease of AFFO/Share for 2025 was primarily offset by the one-time RSU grants awarded in 2025 to certain of the Company's PEOs and its non-PEO NEOs as discussed above.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR. As shown in the following graph, the Company's cumulative TSR over the period presented underperformed the FTSE NAREIT All Equity REIT Index cumulative TSR. The Company selected this index as its peer group for purposes of the Pay Versus Performance Table, in accordance with the provisions of Item 402(v) of Regulation S-K. The Company does not use the FTSE NAREIT All Equity REIT Index to gauge executive compensation elements or determine the satisfaction of vesting conditions for performance-
based awards. For a discussion of the peer groups used by the Company for executive compensation purposes, see "IV. Executive Compensation—Compensation Discussion and Analysis."

Tabular List, Table	Adjusted EBITDA •AFFO per share •Average ROIC •Relative TSR
Total Shareholder Return Amount	$ 70.38	68.35	81.75	91.08	135.08
Peer Group Total Shareholder Return Amount	126.71	123.90	118.09	106.05	141.30
Net Income (Loss)	$ 444,000,000	$ (3,903,000,000)	$ 1,502,000,000	$ 1,675,000,000	$ 1,096,000,000
Company Selected Measure Amount | $ / shares	4.36	6.98	7.55	7.38	6.95
Additional 402(v) Disclosure	Assumes an initial investment of $100.00 on December 31, 2020, and dividend reinvestment.
Alignment Analysis
As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," equity awards represent the largest component of our total compensation program for executives. Fluctuations in our stock price can have a meaningful impact on CAP. This impact is magnified by the Company's selection of TSR (on a relative basis with respect to years 2021 through 2024 and, with respect to years 2021 through 2023, also on an absolute basis) as a performance criterion for a large portion of such equity awards during the applicable periods presented.
In 2025, our stock price declined more sharply than the broader U.S. equity market. This decline resulted in (1) a decrease in the overall value of all outstanding Time RSUs and performance-based RSUs; and (2) the value of performance-based RSUs held by our NEOs at the end of 2025 being significantly lower than the value of such RSUs at the beginning of 2025. The contrasting increase in overall average PEO CAP in 2025 primarily reflects one-time compensation arrangements related to leadership transitions, such as compensating an interim CEO, including with the Promotion RSU grant awarded to Mr. Schlanger, and attracting a new CEO to join our Company, including with the Make-Whole RSU grant awarded to Mr. Hillabrant. Similarly, the increase in non-PEO NEO CAP for 2025 is partially explained by the Company's efforts to attract and retain other key management and help facilitate the closing of the Strategic Fiber Transaction, including with the Make-Whole RSU grant to Mr. Patel upon his appointment as EVP and CFO and Transformation RSU grants to Messrs. Adams and Levendos and Ms. Piche. See "IV. Executive Compensation—Compensation Discussion and Analysis—Executive Summary" for further information regarding these compensation arrangements.
The graphs depicted below and related text are (1) based on historical data and are not necessarily indicative of future performance and (2) not to be incorporated by reference into the Company's filings with the SEC, whether made before or after the date hereof, except to the extent that the Company specifically incorporates such disclosure by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO per share
Non-GAAP Measure Description	The Company has selected "AFFO per share" as the company-selected measure for purposes of this disclosure. We define AFFO per share as AFFO divided by diluted weighted-average common shares outstanding. We define AFFO as Funds from Operations ("FFO") before straight-lined revenues, straight-lined expenses, stock-based compensation expense, net, non-cash portion of tax provision, non-real estate related depreciation, amortization and accretion, amortization of non-cash interest expense, other (income) expense, (gains) losses on retirement of long-term obligations, net (gain) loss on interest rate swaps, (gains) losses on foreign currency swaps, impairment of available-for-sale securities, acquisition and integration costs, restructuring charges (credits), cumulative effect of a change in accounting principle and adjustments for noncontrolling interests, less sustaining capital expenditures. We define FFO as net income (loss) plus real estate related depreciation, amortization and accretion, asset write-down charges, goodwill impairment charges and net (income) loss from discontinued operations, less noncontrolling interest and cash paid for preferred stock dividends (in periods where applicable), and is a measure of funds from operations attributable to the Company's common stockholders.
Measure:: 3
Pay vs Performance Disclosure
Name	Average ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Organic revenue growth
Steven J Moskowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,218,454	$ 16,441,775
PEO Actually Paid Compensation Amount	$ 8,879,235	14,593,917
PEO Name	YearPEONon-PEO NEOs2025Steven J. Moskowitz, Daniel K. Schlanger and Christian H. HillabrantSunit S. Patel, Christopher D. Levendos, Edward B. Adams, Jr. and Catherine Piche2024Jay A. Brown, Anthony J. Melone and Steven J. MoskowitzDaniel K. Schlanger, Christopher D. Levendos, Edward B. Adams, Jr., Edmond Chan and Michael J. Kavanagh2023Jay A. BrownDaniel K. Schlanger, Christopher D. Levendos, Michael J. Kavanagh, Edward B. Adams, Jr. and Catherine Piche2022Jay A. BrownDaniel K. Schlanger, Michael J. Kavanagh, Christopher D. Levendos and Catherine Piche2021Jay A. BrownDaniel K. Schlanger, Michael J. Kavanagh, Kenneth J. Simon, Christopher D. Levendos and Robert C. Ackerman
Daniel K Schlanger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,035,100
PEO Actually Paid Compensation Amount	10,430,174
Christian H Hillabrant [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	14,154,801
PEO Actually Paid Compensation Amount	13,866,051
Jay A Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		530,524	$ 14,676,171	$ 12,450,777	$ 14,553,510
PEO Actually Paid Compensation Amount		(4,626,095)	6,046,842	(23,064,859)	40,841,701
Anthony J Melone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,661,834
PEO Actually Paid Compensation Amount		5,285,414
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,629,328)	(35,515,636)	26,288,191
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,126,778	5,571,608	15,297,424
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,212,168)	(26,050,018)	18,685,093
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			191,010	(5,966,179)	759,162
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			285,603	(331,071)	2,050,676
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,020,551)	(8,739,976)	(10,504,164)
PEO | Steven J Moskowitz [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,339,219)	(1,847,858)
PEO | Steven J Moskowitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,213,450	11,968,032
PEO | Steven J Moskowitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(746,385)	0
PEO | Steven J Moskowitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Steven J Moskowitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,614	0
PEO | Steven J Moskowitz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Steven J Moskowitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,586	750,519
PEO | Steven J Moskowitz [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,504,484)	(14,566,409)
PEO | Daniel K Schlanger [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,604,926)
PEO | Daniel K Schlanger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,176,911
PEO | Daniel K Schlanger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,700)
PEO | Daniel K Schlanger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel K Schlanger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,139)
PEO | Daniel K Schlanger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel K Schlanger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,432
PEO | Daniel K Schlanger [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,885,430)
PEO | Christian H Hillabrant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,750)
PEO | Christian H Hillabrant [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,527,476
PEO | Christian H Hillabrant [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christian H Hillabrant [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christian H Hillabrant [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christian H Hillabrant [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Christian H Hillabrant [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,810
PEO | Christian H Hillabrant [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,147,036)
PEO | Jay A Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,156,619)
PEO | Jay A Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jay A Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,012,606)
PEO | Jay A Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jay A Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(185,304)
PEO | Jay A Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Jay A Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		41,291
PEO | Jay A Brown [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony J Melone [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(376,420)
PEO | Anthony J Melone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony J Melone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony J Melone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,892,345
PEO | Anthony J Melone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony J Melone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony J Melone [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		61,141
PEO | Anthony J Melone [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,329,906)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(306,914)	(2,125,618)	(3,003,116)	(7,799,647)	6,887,573
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,011,199	3,124,046	2,162,156	1,731,958	4,252,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,807)	(1,176,483)	(1,038,953)	(5,537,606)	4,791,205
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	488,222	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,109)	(41,733)	15,856	(1,249,038)	227,065
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(218,074)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,596	242,548	84,875	(28,098)	536,859
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,463,793)	$ (4,762,218)	$ (4,008,976)	$ (2,716,863)	$ (2,919,983)